EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 17, 2017 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus, Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding proposed changes to the All Asset Moderate Growth – Alt 15 Portfolio (“Portfolio”).

Information Regarding the Proposed Changes to the

All Asset Moderate Growth – Alt 15 Portfolio

On December 1, 2016, the Board of Trustees of the Trust approved certain proposed changes to the Portfolio including: changes to the Portfolio’s investment strategies and related risks; the appointment of DoubleLine Capital, LP as sub-adviser to the Portfolio; a name change to 1290 VT DoubleLine Dynamic Portfolio.

Under the proposed changes, the Portfolio will be changed from a fund-of-funds strategy to a dynamic asset allocation strategy, sub-advised by DoubleLine Capital L.P., whereby the Portfolio invests directly in a diversified range of securities and other financial instruments, including derivatives.

Certain of the proposed changes are subject to approval by the shareholders of the Portfolio. A special shareholder meeting of the Portfolio is anticipated to be held on or about March 28, 2017 to vote on these changes. If shareholders approve the changes, it is anticipated that the proposed changes will become effective on or about May 1, 2017.

Additional information regarding the proposed changes will be sent to shareholders of the Portfolio as part of the proxy solicitation materials and will also be available for free on the EDGAR database on the SEC’s Internet site at: http://www.sec.gov.

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